SHARE BASED COMPENSATION (Schedule of stock options roll forward) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2022 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Granted	4,166
Weighted average exercise price, Granted | $ / shares	$ 45
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, beginning balance	272,000	49,000	49,000	290,000	290,000	290,000	272,000
Number of options, Granted					5,000	5,000	90,000
Number of options, Exercised							(27,000)
Number of options, Forfeited		(11,000)	(11,000)		(246,000)	(246,000)	(45,000)
Number of options, ending balance		38,000	38,000		49,000	49,000	290,000
Number of options exercisable, ending balance		38,000	38,000
Weighted average exercise price, beginning balance | (per share)	$ 39.06	$ 27.04	$ 27.04	$ 34.17		$ 34.17	$ 39.06
Weighted average exercise price, Granted | $ / shares						7	19.15
Weighted average exercise price, Exercised | $ / shares							3
Weighted average exercise price, Cancelled | $ / shares		44.03
Weighted average exercise price, Forfeited | $ / shares						35.05	52.44
Weighted average exercise price, ending balance | (per share)		$ 22.25			$ 27.04	$ 27.04	$ 34.17
Remaining life in years		2 years 8 months 12 days	2 years 8 months 12 days	2 years 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days
Weighted average exercise price, exercisable, ending balance | $ / shares		$ 22.25
Weighted average remaining life (years) Exercisable		2 years 8 months 12 days	2 years 8 months 12 days
Weighted average remaining life, Forfeited		2 years	2 years
Aggregate intrinsic value | $		$ 0	$ 0		$ 0	$ 0
Aggregate intrinsic value, Exercisable | $		$ 0	$ 0
Options exercisable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options exercisable, beginning balance	272,000	44,000	44,000	212,000	212,000	212,000	272,000
Number of options, Granted					14,000	14,000	1,000
Number of options, Exercised							(27,000)
Number of options, Forfeited					(182,000)	(182,000)	(34,000)
Number of options exercisable, ending balance					44,000	44,000	212,000
Weighted average exercise price, exercisable, beginning balance | $ / shares	$ 39.06		$ 29.3	$ 41.19		$ 41.19	$ 39.06
Weighted average exercise price, Granted | $ / shares						17.43	29.6
Weighted average exercise price, Exercised | $ / shares							3
Weighted average exercise price, Forfeited | $ / shares						42.31	54.39
Weighted average exercise price, exercisable, ending balance | $ / shares						$ 29.3	$ 41.19